Income taxes - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Income tax provision based on ASML's domestic rate (in percentage)	25.00%	25.00%	25.00%
Effective income tax rate reconciliation (in percentage)	15.20%	13.70%	6.80%
Unrecognized tax benefits	€ 205.9	€ 200.4
Unrecognized tax benefits that would impact effective tax rate	190.9	151.7
Accrued interest and penalties	(9.7)	(14.2)	€ 9.0
Decrease to liability for unrecognized tax benefits	€ 23.8
Timing on decrease of liability for unrecognized tax benefits	12 months
Deferred tax liability not recognized in respect of undistributed profit reserves of foreign subsidiaries	no
Unrecognized temporary difference	€ 283.4	€ 240.0
With expiration date
Income Tax Disclosure [Line Items]
Carryforward losses	48.2
No expiration date
Income Tax Disclosure [Line Items]
Tax credit carryforward amount	135.8
With expiration date
Income Tax Disclosure [Line Items]
Tax credit carryforward amount	€ 26.9